Summary of Significant Accounting Policies (Details) - Schedule of tax effect of cumulative temporary differences - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of tax effect of cumulative temporary differences [Abstract]
Capitalized expenses before business combination	$ 657,341	$ 235,116
Valuation allowance for deferred tax assets	(657,341)	(235,116)
Total